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                                 EISEMAN LEVINE
                             LEHRHAUPT & KAKOYIANNIS
                           A PROFESSIONAL CORPORATION

                                845 THIRD AVENUE
                            NEW YORK, NEW YORK 10022


                             TELEPHONE (212)752-1000
                             FACSIMILE (212)355-4608


                                 August 31, 2005




Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20459

               Re: Alpha Security Group Corporation
                   Registration Statement on Form S-1
                   ----------------------------------

Ladies and Gentlemen:

         On behalf of Alpha Security Group Corporation, a Delaware Corporation (the "Company"), and pursuant to the Securities Act of 1933, as amended, and the rules and regulations promulgated thereunder, we hereby submit for filing, via direct electronic transmission, the above-referenced Registration Statement (the "Registration Statement"), relating to the proposed public offering of securities of the Company. Payment of the $16,135 filing fee for the Registration Statement was made by the Company by wire transfer to the Commission's account.

         Please call the undersigned at (212) 752-1000 if you have any questions concerning the enclosed material or desire further information or clarification therewith.

                                Very truly yours,



                                Sam Schwartz





Enclosures